Fair Value of Financial Instruments and Derivatives Instruments - Additional Information (Details)	1 Months Ended	9 Months Ended
	Feb. 28, 2021 tonne	Sep. 30, 2021 derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, annual tonnes	12,000
Bunker fuel, monthly tonnes	1,000
Forward Freight Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative contracts | derivative		6
Derivative, term		90 days
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	0.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	3.50%